Research and Development Expenses (Details) - Schedule of Research and Development Expenses - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Research and Development Expenses [Line Items]
Salaries	$ 210,995	$ 231,691
Contract services and supplies	238,637	276,015
Utility	1,215	1,122
Design cost	14,047	40,901
Depreciation	12,883	10,091
Other	3,925	197
Total	$ 481,702	$ 560,017